Document And Entity Information	May 18, 2022
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 18, 2022
Entity Registrant Name	BLUEGREEN VACATIONS HOLDING CORPORATION
Entity Incorporation, State or Country Code	FL
Entity File Number	001-09071
Entity Tax Identification Number	59-2022148
Entity Address, Address Line One	4960 Confrence Way North
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	912-8000
Title of 12(b) Security	Class A Common Stock, $.01 par value
Trading Symbol	BVH
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000315858
Amendment Flag	false